Commitments and Contingencies - Lease Commitments (Table) (Details)	12 Months Ended
Dec. 31, 2012
M/V Archimidis
Property Plant And Equipment [Line Items]
Time charter (TC) in years	3+2+1+1TC
Commencement of charter	11/2012
Charterer	A.P. Moller-Maersk A.S.
Gross daily hire rate	$34.0
M/V Agamemnon
Property Plant And Equipment [Line Items]
Time charter (TC) in years	3+2+1+1TC
Commencement of charter	06/2012
Charterer	A.P. Moller-Maersk A.S.
Gross daily hire rate	$34.0
M/T Amoureux
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1+1+1TC
Commencement of charter	10/2011
Charterer	CMTC (7)
Profit Sharing	50/50(7)
Gross daily hire rate	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Aias
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1+1+1TC
Commencement of charter	11/2011
Charterer	CMTC (7)
Profit Sharing	50/50(7)
Gross daily hire rate	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Atlantas (M/T British Ensign)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5+3BC
Commencement of charter	04/2006
Charterer	B.P. Shipping Ltd
Gross daily hire rate	$13.5(3y)
M/T Aktoras (M/T British Envoy)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5+3BC
Commencement of charter	07/2006
Charterer	B.P. Shipping Ltd
Gross daily hire rate	$13.5(3y)
M/V Cape Agamemnon
Property Plant And Equipment [Line Items]
Time charter (TC) in years	10TC
Commencement of charter	07/2010
Charterer	COSCO Group
Gross daily hire rate	$42.2
M/T Agisilaos
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	09/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$13.5
M/ T Arionas
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	11/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$13.8
M/T Aiolos (M/T British Emissary)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5+3BC
Commencement of charter	03/2007
Charterer	B.P.ShippingLtd
Gross daily hire rate	$15.2(5y)+$13.5(3y)
M/T Avax
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	05/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Axios
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	06/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Alkiviadis
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	07/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$13.4
M/T Assos (M/T Insurgentes)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5BC
Commencement of charter	04/2009
Charterer	Arrendadora Ocean Mexicana, S.A. de C.V (5)
Gross daily hire rate	$16.8
M/T Atrotos (M/T El Pipila)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	5BC
Commencement of charter	04/2009
Charterer	Arrendadora Ocean Mexicana, S.A. de C.V (5)
Gross daily hire rate	$16.8
M/T Akeraios
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	07/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Anemos I
Property Plant And Equipment [Line Items]
Time charter (TC) in years	3TC
Commencement of charter	09/2010
Charterer	Petrobras
Gross daily hire rate	$14.7
M/T Apostolos
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	9/2012
Charterer	CMTC
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Alexandros II (M/T Overseas Serifos)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	10BC
Commencement of charter	01/2008
Charterer	Overseas Shipholding Group Inc. (2)
Gross daily hire rate	$13.0
M/T Aristotelis II (M/T Overseas Sifnos)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	10BC
Commencement of charter	06/2008
Charterer	Overseas Shipholding Group Inc. (2)
Gross daily hire rate	$13.0
M/T Aris II (M/T Overseas Kimolos)
Property Plant And Equipment [Line Items]
Time charter (TC) in years	10BC
Commencement of charter	08/2008
Charterer	Overseas Shipholding Group Inc. (2)
Gross daily hire rate	$13.0
M/T Agamemnon II
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	01/2012
Charterer	B.P. Shipping Ltd
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0
M/T Ayrton II
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1+1TC
Commencement of charter	04/2012
Charterer	B.P. Shipping Ltd
Profit Sharing	50/50(3)
Gross daily hire rate	$14.0(1y)+$15(1y)
M/T Amore Mio II
Property Plant And Equipment [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	03/2012
Charterer	BP Shipping
Gross daily hire rate	$17.2
M/T Miltiadis MII
Property Plant And Equipment [Line Items]
Time charter (TC) in years	2TC
Commencement of charter	09/2012
Charterer	Subtec, S.A. de C.V.
Gross daily hire rate	$23.2